UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

FORM N-Q

MAY 31, 2014

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Alabama - 3.0%
Huntsville, AL, Health Care Authority, TECP:
Huntsville Hospital	0.100%	7/9/14	$7,200,000	$7,200,000
Huntsville Hospital	0.100%	9/4/14	13,050,000	13,050,000

Total Alabama				20,250,000

Alaska - 1.6%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.050%	4/1/29	10,635,000	10,635,000	(a)(b)

Arizona - 0.1%
Pima County, AZ, USD, No. 1 Tucson, GO, Refunding Bonds	4.000%	7/1/14	500,000	501,488

California - 6.4%
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.060%	5/15/35	960,000	960,000	(a)(b)
California Health Facilities Financing Authority Revenue, Adventist Health System West, LOC-U.S. Bank N.A.	0.050%	9/1/38	2,000,000	2,000,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue:
Loyola High School District, LOC-First Republic Bank, FHLB	0.060%	12/1/35	4,100,000	4,100,000	(a)(b)
Pacific Gas & Electric Co., LOC-Mizuho Corporate Bank	0.060%	11/1/26	600,000	600,000	(a)(b)
California State, GO:
LOC-Bank of Montreal	0.060%	5/1/33	5,200,000	5,200,000	(a)(b)
LOC-JPMorgan Chase	0.050%	5/1/40	100,000	100,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.040%	4/1/45	2,000,000	2,000,000	(a)(b)
Kaiser Permanente	0.040%	4/1/46	7,000,000	7,000,000	(a)(b)
Kaiser Permanente	0.040%	4/1/46	1,600,000	1,600,000	(a)(b)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.030%	8/15/36	3,000,000	3,000,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue:
Power System, Barclays Bank PLC	0.040%	7/1/35	700,000	700,000	(a)(b)
Royal Bank of Canada	0.030%	7/1/35	14,900,000	14,900,000	(a)(b)
Roseville, CA, Joint Union High School District, GO, TRAN	2.000%	9/18/14	1,000,000	1,005,014

Total California				43,165,014

Colorado - 0.6%
Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.070%	12/1/15	1,035,000	1,035,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.070%	7/1/27	133,000	133,000	(a)(b)
Colorado HFA Revenue, Multi-Family Project, SPA-FHLB	0.080%	10/1/30	2,760,000	2,760,000	(a)(b)

Total Colorado				3,928,000

Connecticut - 1.2%
Connecticut Innovations Inc., CT, Revenue:
Connecticut State General Fund Obligation	4.000%	4/15/15	100,000	103,263
ISO New England Inc. Project, LOC-TD Bank N.A.	0.050%	12/1/39	4,200,000	4,200,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Connecticut State HEFA Revenue:
Hotchkiss School, SPA-U.S. Bank N.A.	0.060%	7/1/30	$1,600,000	$1,600,000	(a)(b)
Yale University	0.030%	7/1/35	100,000	100,000	(a)(b)
Orange, CT, GO, BAN	1.000%	7/21/14	2,000,000	2,002,143

Total Connecticut				8,005,406

District of Columbia - 2.4%
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.070%	12/1/37	5,520,000	5,520,000	(a)(b)
Jesuit Conference, LOC-PNC Bank	0.070%	10/1/37	3,915,000	3,915,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.060%	2/1/48	6,815,000	6,815,000	(a)(b)

Total District of Columbia				16,250,000

Florida - 5.9%
Florida State Board of Education Public Education, GO, Capital Outlay	5.000%	6/1/14	100,000	100,000
Florida State Higher Educational Facilities, Financial Authority Revenue, Educational Facilities, Ringling College of Art & Design Inc., LOC-PNC Bank N.A.	0.050%	3/1/38	4,600,000	4,600,000	(a)(b)
Florida State Turnpike Authority Revenue, Department of Transportation	4.000%	7/1/14	300,000	300,883
Gainesville, FL, Utilities System Revenue, SPA-JPMorgan Chase	0.070%	10/1/42	2,400,000	2,400,000	(a)(b)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System	0.040%	11/15/26	1,900,000	1,900,000	(a)(b)
Adventist Health System	0.050%	11/15/34	4,400,000	4,400,000	(a)(b)
Adventist Health System	0.070%	11/15/35	2,000,000	2,000,000	(a)(b)
Hospital Adventist Health System	0.050%	11/15/33	8,200,000	8,200,000	(a)(b)
Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wells Fargo Bank N.A.	0.070%	7/1/30	800,000	800,000	(a)(b)
JEA, FL, St. Johns River Power Park System Revenue	4.000%	10/1/14	130,000	131,611
JEA, FL, Water & Sewer Revenue	2.000%	10/1/14	255,000	256,471
JEA, FL, Water & Sewer Revenue	4.000%	10/1/14	150,000	151,860
Marion County, FL, School District Revenue, TAN	1.000%	6/30/14	3,900,000	3,902,125
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.060%	6/1/25	1,595,000	1,595,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue	4.000%	10/1/14	100,000	101,246
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.060%	7/1/37	9,000,000	9,000,000	(a)(b)

Total Florida				39,839,196

Georgia - 0.8%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.070%	10/1/33	3,800,000	3,800,000	(a)(b)
Gwinnett County, GA, Water & Sewerage Authority Revenue, County GTD	4.000%	8/1/14	300,000	301,895
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, PNC Bank	0.060%	7/1/25	1,125,000	1,125,000	(a)(b)

Total Georgia				5,226,895

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 9.4%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.120%	1/1/27	$1,915,000	$1,915,000	(a)(b)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York Mellon	0.100%	1/1/19	16,865,000	16,865,000	(a)(b)
Illinois Development Finance Authority Revenue, Goodman Theatre Project, LOC-Bank One N.A., Northern Trust Co.	0.060%	12/1/33	2,900,000	2,900,000	(a)(b)
Illinois Finance Authority Revenue:
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.160%	2/1/34	6,155,000	6,155,000	(a)(b)
Illinois College, LOC-U.S. Bank	0.060%	10/1/30	6,410,000	6,410,000	(a)(b)
Loyola Academy, LOC-JPMorgan Chase	0.060%	10/1/37	10,000,000	10,000,000	(a)(b)
Northwestern Memorial Hospital, SPA-UBS AG	0.060%	8/15/42	1,875,000	1,875,000	(a)(b)
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.080%	10/1/39	1,555,000	1,555,000	(a)(b)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC-PNC Bank N.A.	0.060%	3/1/32	4,450,000	4,450,000	(a)(b)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.050%	4/1/31	4,000,000	4,000,000	(a)(b)
Illinois State Health Facilities Authority Revenue, Evanston Hospital Corp., SPA-Wells Fargo Bank N.A.	0.050%	6/1/35	3,600,000	3,600,000	(a)(b)
Illinois State Toll Highway Authority, Toll Highway Revenue, LOC-PNC Bank N.A.	0.040%	7/1/30	1,000,000	1,000,000	(a)(b)
University of Illinois, COP, PART, SPA-Bank of America	0.060%	8/15/21	3,000,000	3,000,000	(a)(b)

Total Illinois				63,725,000

Indiana - 3.6%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.050%	6/1/40	5,900,000	5,900,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.060%	4/15/39	4,485,000	4,485,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.060%	5/1/34	2,440,000	2,440,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame Du Lac, LIQ-Northern Trust Co.	0.030%	3/1/40	11,900,000	11,900,000	(a)(b)

Total Indiana				24,725,000

Iowa - 0.2%
Ankeny, IA, GO	2.000%	6/1/14	575,000	575,000
Cedar Rapids, IA, GO	2.000%	6/1/14	100,000	100,000
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.060%	2/15/39	500,000	500,000	(a)(b)
Sioux City, IA, GO	4.000%	6/1/14	100,000	100,000
Sioux City, IA, GO, NATL	4.000%	6/1/14	100,000	100,000

Total Iowa				1,375,000

Kansas - 0.0%
Wichita, KS, GO	2.000%	6/1/14	100,000	100,000

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 1.7%
Berea, KY, Educational Facilities Revenue, Berea College Project	0.080%	6/1/29	$1,000,000	$1,000,000	(a)(b)
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.070%	4/1/36	3,000,000	3,000,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.060%	8/15/38	5,000,000	5,000,000	(a)(b)
Trimble County, KY, Association of Counties Leasing Trust, Lease Program Revenue, LOC-U.S. Bank N.A.	0.070%	12/1/38	1,000,000	1,000,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.070%	7/1/38	1,715,000	1,715,000	(a)(b)

Total Kentucky				11,715,000

Louisiana - 4.3%
Louisiana State PFA Revenue:
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.060%	9/2/33	6,900,000	6,900,000	(a)(b)
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.060%	9/2/39	11,925,000	11,925,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.080%	12/1/40	10,000,000	10,000,000	(a)(b)

Total Louisiana				28,825,000

Maine - 0.0%
Windham, ME, GO	3.000%	11/1/14	100,000	101,125

Maryland - 1.1%
Baltimore County, MD, GO, Consolidated Public Improvement	5.000%	8/1/14	125,000	125,963
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-TD Bank N.A.	0.060%	7/1/41	4,000,000	4,000,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.050%	7/1/36	1,555,000	1,555,000	(a)(b)
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.070%	11/1/29	2,000,000	2,000,000	(a)(b)

Total Maryland				7,680,963

Massachusetts - 1.7%
Boston, MA, GO	5.000%	8/1/14	100,000	100,766
Harvard, MA, GO, BAN	1.000%	6/25/14	740,000	740,279
Holden Town, MA, GO, BAN	1.000%	6/20/14	1,300,000	1,300,492
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.060%	9/1/31	2,755,000	2,755,000	(a)(b)
Partners Healthcare System, LOC-Bank of New York	0.050%	7/1/48	2,500,000	2,500,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.050%	7/1/46	1,900,000	1,900,000	(a)(b)
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.050%	7/1/27	1,000,000	1,000,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.050%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State, GO:
Consolidated Loan	3.000%	6/1/14	250,000	250,000

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Consolidated Loan	5.000%	8/1/14	$100,000	$100,789
Consolidated Loan	4.000%	1/1/15	275,000	281,012
Somerville, MA, GO	3.000%	2/15/15	100,000	101,913

Total Massachusetts				11,630,251

Michigan - 0.4%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.060%	1/1/26	2,500,000	2,500,000	(a)(b)
University of Michigan Revenue	4.000%	4/1/15	100,000	103,120

Total Michigan				2,603,120

Minnesota - 2.7%
Minnesota State, GO, Various Purpose	4.000%	8/1/14	200,000	201,221
Richfield, MN, GO, Capital Improvement Plan	3.750%	2/1/15	105,000	107,418
Rochester, MN, Health Care Facilities Revenue:
Mayo Clinic, SPA-Northern Trust Co.	0.050%	11/15/38	6,950,000	6,950,000	(a)(b)
Mayo Foundation, SPA-Bank of America N.A.	0.050%	8/15/32	10,900,000	10,900,000	(a)(b)
St. Paul, MN, Sewer Revenue	2.000%	12/1/14	100,000	100,867
University of Minnesota Revenue	5.000%	12/1/14	100,000	102,342

Total Minnesota				18,361,848

Mississippi - 1.1%
Mississippi Business Finance Commission Gulf Opportunity Zone Revenue:
Chevron U.S.A. Inc.	0.060%	11/1/35	4,905,000	4,905,000	(a)(b)
Chevron U.S.A. Inc.	0.060%	11/1/35	2,800,000	2,800,000	(a)(b)

Total Mississippi				7,705,000

Missouri - 2.6%
Missouri Development Finance Board, MO, Kauffman Center, SPA-Bank of America	0.070%	6/1/37	2,600,000	2,600,000	(a)(b)
Missouri State HEFA Revenue:
BJC Health System	0.050%	5/15/38	10,160,000	10,160,000	(a)(b)
Washington University, SPA-JPMorgan Chase	0.060%	9/1/30	4,000,000	4,000,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue, St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.090%	2/1/33	900,000	900,000	(a)(b)

Total Missouri				17,660,000

Nebraska - 0.0%
Lincoln West Haymarket, NE, Joint Public Agency, GO	2.000%	12/15/14	220,000	222,027

New Hampshire - 0.5%
New Hampshire State HEFA Revenue, University System	0.090%	7/1/33	3,290,000	3,290,000	(a)(b)

New Jersey - 3.0%
Bergen County, NJ, GO	3.250%	11/1/14	105,000	106,278
East Brunswick Township, NJ, GO, BAN	1.000%	3/20/15	2,185,000	2,198,553
Essex County, NJ, Utilities Authority Revenue, County GTD, Project Notes	2.000%	11/7/14	300,000	302,189
Flemington Raritan, NJ, Regional School District, GO, NATL, School Board Reserve Fund	5.700%	2/1/15	400,000	414,398
Hudson County, NJ, Improvement Authority Revenue, County GTD Pooled Notes	1.000%	5/13/15	2,350,000	2,365,926
Lakewood Township, NJ, GO, BAN	1.000%	4/9/15	1,900,000	1,907,402

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Lower Township, NJ, Municipal Utilities Authority Revenue	2.000%	12/1/14	$185,000	$186,464
Monmouth County, NJ, Improvement Authority Revenue:
Governmental Pooled Loan Notes, County GTD	2.000%	12/4/14	1,200,000	1,210,923
Governmental Pooled Loan, County GTD	4.000%	12/1/14	200,000	203,724
Ocean County, NJ, GO, College Capital Improvement	2.000%	11/1/14	145,000	146,065
Passaic County, NJ, GO	3.000%	8/15/14	140,000	140,771
Princeton Borough, NJ, GO	2.000%	8/15/14	500,000	501,793
River Vale, NJ, GO:
BAN	1.000%	8/15/14	1,745,000	1,747,006
BAN	1.000%	10/10/14	6,925,000	6,939,221
Somerset County, NJ, GO	2.000%	7/15/14	200,000	200,431
South Brunswick Township, NJ, GO	1.000%	10/1/14	220,000	220,523
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Water Reclamation System Project Notes, County GTD	1.500%	2/13/15	1,184,000	1,193,093

Total New Jersey				19,984,760

New Mexico - 0.0%
Santa Fe, NM, Public School District, GO	3.000%	8/1/14	100,000	100,436

New York - 11.5%
Albany, NY, GO	3.000%	7/1/14	260,000	260,535
Amherst, NY, GO, BAN	1.000%	7/17/14	1,320,000	1,320,939
Babylon, NY, GO, BAN	2.000%	8/15/14	1,200,000	1,204,319
Baldwinsville, NY, CSD, GO, BAN	1.000%	6/26/14	1,924,000	1,924,972
Chili, NY, GO, BAN	1.000%	12/19/14	500,000	500,596
Corinth, NY, CSD, GO, BAN	1.000%	12/18/14	1,044,181	1,045,986
East Hampton Town, NY, GO, BAN	1.000%	8/29/14	2,536,500	2,540,029
Hamburg Town, NY, GO, BAN	1.000%	7/10/14	1,259,900	1,260,617
Hamburg Village, NY, GO, BAN	0.750%	7/16/14	820,000	820,091
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/11/14	882,000	882,544
Kingston, NY, GO, BAN	1.000%	10/30/14	625,000	625,788
Lindenhurst, NY, GO, BAN-Public Improvement	1.000%	8/15/14	2,430,000	2,433,237
Long Island, NY, Power Authority Revenue, LOC-TD Bank N.A.	0.050%	12/1/29	2,400,000	2,400,000	(a)(b)
Lynbrook, NY, Union Free School District, GO, TAN	1.000%	6/20/14	900,000	900,274
Mamaroneck Village, NY, GO, BAN	1.000%	9/4/14	1,800,000	1,802,999
Nassau County, NY, GO, TAN	2.000%	9/15/14	4,750,000	4,769,842
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.070%	11/15/21	7,200,000	7,200,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, LOC-TD Bank N.A.	0.050%	8/1/29	6,200,000	6,200,000	(a)(b)
New York City, NY, GO:
LOC-JPMorgan Chase	0.070%	8/1/21	1,000,000	1,000,000	(a)(b)
LOC-Morgan Guaranty Trust	0.070%	8/1/20	2,300,000	2,300,000	(a)(b)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.040%	5/1/18	4,900,000	4,900,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.060%	7/1/25	600,000	600,000	(a)(b)
New York City, NY, TFA:
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.060%	11/1/22	4,000,000	4,000,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.070%	11/1/22	$3,000,000	$3,000,000	(a)(b)
New York State Dormitory Authority Revenue, State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.040%	7/1/31	1,200,000	1,200,000	(a)(b)
New York, NY, GO:
LOC-Bank of Tokyo-Mitsubishi UFJ	0.060%	4/1/42	1,500,000	1,500,000	(a)(b)
LOC-Mizuho Corporate Bank	0.050%	10/1/40	2,000,000	2,000,000	(a)(b)
LOC-Mizuho Corporate Bank	0.070%	4/1/42	1,300,000	1,300,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/14	1,500,000	1,500,405
Pleasantville, NY, GO, BAN	1.000%	8/22/14	618,000	618,695
Seaford, NY, Union Free School District, GO, BAN	1.000%	7/11/14	3,870,000	3,872,469
Sewanhaka, NY, Central High School District of Elmont, GO, TAN	1.000%	6/27/14	1,900,000	1,900,911
Tonawanda, NY, GO, BAN	1.000%	6/12/14	1,900,000	1,900,238
Triborough Bridge & Tunnel Authority, NY, Revenues:
LOC-U.S. Bank N.A.	0.060%	1/1/33	2,200,000	2,200,000	(a)(b)
LOC-U.S. Bank N.A.	0.060%	11/1/35	900,000	900,000	(a)(b)
Washington County, NY, GO, BAN	1.000%	6/13/14	1,315,000	1,315,237
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/20/14	1,535,000	1,535,498
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.050%	11/1/24	1,200,000	1,200,000	(a)(b)
Westmoreland, NY, CSD, GO, BAN	1.000%	6/27/14	1,430,000	1,430,093

Total New York				78,266,314

North Carolina - 10.2%
Charlotte, NC, Airport Revenue, Charlotte Douglas, LOC-Wells Fargo Bank N.A.	0.060%	7/1/39	1,065,000	1,065,000	(a)(b)
Charlotte, NC, COP, 2003 Governmental Facilities Project	0.050%	6/1/33	12,300,000	12,300,000	(a)(b)
Charlotte, NC, Water & Sewer System Revenue:
SPA-Depfa Bank PLC	0.050%	7/1/36	1,000,000	1,000,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.050%	7/1/27	2,500,000	2,500,000	(a)(b)
Fayetteville, NC, Public Works Commission Revenue, Fayetteville Public Works	5.000%	3/1/15	100,000	103,515
Forsyth County, NC, GO	3.000%	7/1/14	125,000	125,270
Guilford County, NC, GO, SPA-Wells Fargo Bank N.A.	0.050%	3/1/25	6,200,000	6,200,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Guilford College Project, LOC-Branch Banking & Trust	0.060%	5/1/24	2,805,000	2,805,000	(a)(b)
North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.060%	6/1/37	2,430,000	2,430,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield, LOC-Branch Banking & Trust	0.060%	11/1/38	5,000,000	5,000,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
Meredith College, LOC-Wells Fargo Bank N.A.	0.060%	6/1/38	795,000	795,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.060%	6/1/33	2,725,000	2,725,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.060%	4/1/29	2,515,000	2,515,000	(a)(b)
North Carolina State, GO	4.000%	3/1/15	100,000	102,804

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.050%	7/1/29	$12,400,000	$12,400,000	(a)(b)
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.060%	3/1/35	12,680,000	12,680,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.060%	2/1/34	1,600,000	1,600,000	(a)(b)
Winston-Salem, NC, Water and Sewer System Revenue, Refunding, SPA-Dexia Credit Local	0.070%	6/1/28	2,895,000	2,895,000	(a)(b)

Total North Carolina				69,241,589

Ohio - 0.3%
Cincinnati, OH, GO	4.000%	12/1/14	300,000	305,616
Cincinnati, OH, GO	5.000%	12/1/14	150,000	153,536
Cincinnati, OH, GO, Various Purpose	2.000%	12/1/14	200,000	201,736
Cuyahoga, OH, GO, Various Purpose, Limited Tax	2.500%	12/1/14	100,000	101,111
Hamilton County, OH, Sewer System Revenue, Improvement, Metropolitan Sewer District, NATL	4.000%	12/1/14	100,000	101,831
Ohio State Building Authority Revenue:
State Facilities, Administration Building	4.000%	10/1/14	200,000	202,481
State Facilities, Adult Correctional Projects	5.000%	10/1/14	100,000	101,569
State Facilities, Adult Correctional Projects, AGM	5.000%	4/1/15	125,000	129,934
Ohio State, GO:
Common Schools	4.000%	9/15/14	100,000	101,076
Common Schools	5.000%	9/15/14	250,000	253,394
Natural Resources	2.000%	10/1/14	100,000	100,572
Third Frontier Research & Development	2.000%	11/1/14	150,000	151,091

Total Ohio				1,903,947

Oklahoma - 0.7%
Oklahoma State Turnpike Authority Revenue, SPA-JPMorgan Chase	0.070%	1/1/28	5,000,000	5,000,000	(a)(b)

Oregon - 0.9%
Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.060%	10/1/34	2,600,000	2,600,000	(a)(b)
Oregon State, GO:
Veterans Welfare, SPA-U.S. Bank N.A.	0.070%	6/1/28	1,645,000	1,645,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.070%	12/1/41	1,750,000	1,750,000	(a)(b)
Portland, OR, Sewer System Revenue, First Lien	5.000%	6/1/15	140,000	146,532

Total Oregon				6,141,532

Pennsylvania - 5.7%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.060%	6/1/32	2,475,000	2,475,000	(a)(b)
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.060%	12/1/37	6,000,000	6,000,000	(a)(b)
Allegheny County, PA, IDA Revenue, Western Pennsylvania School for Blind Children, SPA-PNC Bank N.A.	0.050%	7/1/31	5,000,000	5,000,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.070%	1/1/28	1,200,000	1,200,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.060%	9/1/29	6,710,000	6,710,000	(a)(b)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.040%	8/1/28	550,000	550,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.060%	11/1/26	5,800,000	5,800,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Montgomery County, PA, GO	5.000%	8/15/14	$225,000	$227,179
Montgomery County, PA, IDA Revenue, Friends’ Central School Corp. Project, LOC-Wells Fargo Bank N.A.	0.060%	3/1/32	910,000	910,000	(a)(b)
Owen J. Roberts School District, GO	2.000%	8/15/14	200,000	200,683
Pennsylvania Economic Development Financing Authority, Fitzpatrick Container Co., LOC-PNC Bank N.A.	0.130%	8/1/26	1,600,000	1,600,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.050%	1/1/34	3,600,000	3,600,000	(a)(b)
Pennsylvania State Higher EFA Revenue, Association Independent Colleges & Universities, Waynesburg College, LOC-PNC Bank N.A.	0.070%	11/1/18	1,000,000	1,000,000	(a)(b)
Pennsylvania State Intergovernmental Cooperative Authority, Special Tax Revenue:
Philadelphia Funding Program	4.000%	6/15/14	125,000	125,167
Philadelphia Funding Program	5.000%	6/15/14	100,000	100,167
Pennsylvania State, GO	4.750%	9/1/14	125,000	126,394
Pennsylvania State, GO, Refunding Bonds	5.250%	7/1/14	250,000	251,015
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.060%	11/1/29	2,530,000	2,530,000	(a)(b)
University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue	3.500%	9/15/14	400,000	403,653

Total Pennsylvania				38,809,258

Rhode Island - 0.3%
Cumberland, RI, GO, Temporary Notes	1.000%	6/12/14	1,850,000	1,850,253

South Dakota - 0.4%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ-FHLMC	0.060%	1/1/44	2,420,000	2,420,000	(a)(b)

Tennessee - 1.1%
Blount County, TN, Public Building Authority, Local Government Public Improvement, LOC-Branch Banking & Trust	0.060%	6/1/39	3,730,000	3,730,000	(a)(b)
Blount County, TN, Public Building Authority Revenue	0.060%	6/1/42	3,000,000	3,000,000	(a)(b)
Hendersonville, TN, Utility District Waterworks & Sewer Revenue	4.000%	2/1/15	305,000	312,609
Memphis, TN, GO, General Improvement	5.000%	11/1/14	275,000	280,407

Total Tennessee				7,323,016

Texas - 3.3%
Arlington, TX, ISD, GO, PSF-GTD, School Building	4.000%	2/15/15	100,000	102,620
Austin, TX, Water & Wastewater System Revenue, NATL	5.000%	11/15/14	250,000	255,382
Denton ,TX, GO, Improvement	2.000%	2/15/15	420,000	425,138
El Paso, TX, ISD, GO, PSF-GTD	5.000%	2/15/15	100,000	103,317
El Paso, TX, Water & Sewer Revenue	3.500%	3/1/15	150,000	153,612
Garland, TX, GO	2.000%	2/15/15	155,000	156,866
Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.070%	9/1/31	100,000	100,000	(a)(b)
Houston, TX, GO	4.000%	3/1/15	150,000	154,168
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.080%	8/1/38	3,910,000	3,910,000	(a)(b)
State of Texas, GO, Veterans, SPA-Bank of New York Mellon	0.060%	12/1/43	2,495,000	2,495,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Tarrant, TX, Regional Water District Revenue, Water Control And Improvement	5.000%	3/1/15	$100,000	$103,524
Texas State Tech University Revenues, Improvement	3.000%	8/15/14	100,000	100,552
Texas State, GO, Mobility Fund, Royal Bank of Canada	0.060%	4/1/30	5,720,000	5,720,000	(a)(b)
University of Houston, TX, Revenue, AGM	5.000%	2/15/15	100,000	103,318
University of Texas	0.030%	8/1/16	3,700,000	3,700,000	(a)(b)
University of Texas, TX, Permanent University Fund Revenue	0.030%	7/1/38	4,970,000	4,970,000	(a)(b)

Total Texas				22,553,497

Vermont - 0.9%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.080%	7/1/37	5,920,000	5,920,000	(a)(b)

Virginia - 5.3%
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.060%	12/1/33	3,350,000	3,350,000	(a)(b)
Loudoun County, VA, GO	5.000%	7/1/14	200,000	200,753
Loudoun County, VA, GO, Public Improvement	4.000%	12/1/14	140,000	142,629
Loudoun County, VA, IDA Revenue, Howard Hughes Medical Institute	0.040%	6/1/43	17,730,000	17,730,000	(a)(b)
Lynchburg, VA, GO, Public Improvement	5.000%	8/1/14	250,000	251,974
Lynchburg, VA, IDA Revenue:
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.060%	1/1/35	7,470,000	7,470,000	(a)(b)
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.060%	1/1/35	6,000,000	6,000,000	(a)(b)
Suffolk, VA, GO, Public Improvement	4.000%	2/1/15	100,000	102,446
Virginia Beach, VA, GO	5.000%	9/15/14	200,000	202,743
Virginia State College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment	2.250%	2/1/15	100,000	101,316
Virginia State Public Building Authority, Public Facilities Revenue, Public Facility Revenue Bonds	5.000%	8/1/14	100,000	100,770
Virginia State Public School Authority Revenue, School Financing	5.250%	8/1/14	100,000	100,809

Total Virginia				35,753,440

Washington - 2.9%
King County, WA, GO:
Public Transportation Sales Tax	5.000%	6/1/14	125,000	125,000
Public Transportation Sales Tax	4.000%	12/1/14	100,000	101,867
Pierce County, WA, School District No. 10 Tacoma, GO, AGM, School Board Guaranty	5.000%	6/1/14	100,000	100,000
Pierce County, WA, School District No. 3 Puyallup, GO, AGM, School Board Guaranty	5.000%	6/1/14	250,000	250,000
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.050%	8/15/41	7,600,000	7,600,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.060%	1/1/27	6,200,000	6,200,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.080%	5/1/28	4,840,000	4,840,000	(a)(b)
Washington State University Revenue, General	3.000%	10/1/14	245,000	247,213
Washington State, GO	5.000%	1/1/15	100,000	102,752

Total Washington				19,566,832

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 1.3%
Kenosha, WI, GO	4.000%	9/1/14	$100,000	$100,888
La Crosse, WI, GO, Promissory Notes & Corporate Purpose	2.000%	12/1/14	100,000	100,857
Ladysmith, WI, IDR, Indeck Ladysmith LLC Project, LOC-Wells Fargo Bank N.A.	0.060%	8/1/27	2,100,000	2,100,000	(a)(b)
Madison, WI, GO, Promissory Notes	3.750%	10/1/14	100,000	101,159
Wisconsin State Clean Water Revenue	5.000%	6/1/15	100,000	104,698
Wisconsin State HEFA Revenue, Hospital Sisters Services, LOC-Bank of Montreal	0.060%	8/1/40	6,200,000	6,200,000	(a)(b)
Wisconsin State, GO	5.000%	5/1/15	300,000	312,946

Total Wisconsin				9,020,548

Wyoming - 0.8%
Sweetwater Country, WY, PCR, Pacific Corp., LOC-Bank of Nova Scotia	0.060%	12/1/20	1,200,000	1,200,000	(a)(b)
Uinta County, WY, PCR, Refunding, Chevron USA Inc. Project	0.060%	8/15/20	4,500,000	4,500,000	(a)(b)

Total Wyoming				5,700,000

TOTAL INVESTMENTS - 99.9% (Cost - $677,075,755#)				677,075,755
Other Assets in Excess of Liabilities - 0.1%				680,679

TOTAL NET ASSETS - 100.0%				$677,756,434

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation-Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation-Insured Bonds
PART	— Partnership Structure

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

Summary of Investments by Industry †

Health Care	28.7%
Education	21.7
General Obligation	14.9
Industrial Revenue	8.1
Public Facilities	7.4
Water & Sewer	5.6
Housing: Multi-Family	2.7
Transportation	2.0
Miscellaneous	1.8
Finance	1.7
Housing: Single Family	1.7
Tax Allocation	1.1
Power	1.0
Pollution Control	0.8
Utilities	0.5
Local General Obligation	0.3

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of May 31, 2014 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	63.7%
VMIG 1	20.5
SP-1	2.8
AA/Aa	1.8
P-1	1.2
MIG 1	1.1
F-1	0.7
AAA/Aaa	0.6
NR	7.6

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Institutional AMT Free Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$677,075,755	—	$677,075,755

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2014, the Fund did not invest in derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2014